Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net earnings	$ 86,138	$ 427,115
Adjustments for Depreciation and depletion	258,730	253,343
Gain on disposal of mineral stream interest	0	(245,715)
Gain on disposal of mineral royalty interest	(2,929)	0
Impairment charges	167,561	0
Interest expense	44,942	35,839
Equity settled stock based compensation	5,691	5,432
Performance share units	7,834	9,517
Pension expense	810	0
Income tax expense (recovery)	(9,066)	15,868
Loss on fair value adjustment of share purchase warrants held	16	124
Share in losses of associate	164	432
Fair value (gain) loss on convertible note receivable	1,043	2,878
Investment income recognized in net (loss) earnings	(875)	(829)
Other	20	(46)
Change in non-cash working capital	(11,837)	8,964
Cash generated from operations before income taxes and interest	548,242	512,922
Income taxes paid	(5,380)	(960)
Interest paid	(42,059)	(35,373)
Interest received	817	824
Cash generated from operating activities	501,620	477,413
Financing activities
Bank debt repaid	(389,500)	(330,500)
Bank debt drawn	0	824,500
Credit facility extension fees	(1,106)	(1,205)
Share purchase options exercised	37,038	1,027
Lease payments	(637)	0
Dividends paid	(129,986)	(132,915)
Cash (used for) generated from financing activities	(484,191)	360,907
Investing activities
Mineral stream interests	(183)	(1,116,955)
Early deposit mineral stream interests	(1,500)	(8,709)
Proceeds on disposal of mineral royalty interest	9,000	0
Net proceeds on disposal of mineral stream interests	0	226,000
Acquisition of long-term investments	(909)	(5,863)
Acquisition of convertible note receivable	(10,000)	0
Investment in associate	(133)	0
Proceeds on disposal of long-term investments	17,824	47,734
Investment in subscription rights	(1,524)	0
Dividend income received	59	80
Other	(2,004)	(3,613)
Cash used for investing activities	10,630	(861,326)
Effect of exchange rate changes on cash and cash equivalents	160	252
Increase (decrease) in cash and cash equivalents	28,219	(22,754)
Cash and cash equivalents, beginning of year	75,767	98,521
Cash and cash equivalents, end of year	$ 103,986	$ 75,767